OTHER CURRENT ASSETS, NET (Details) (Parenthetical) $ in Thousands		5 Months Ended
		Aug. 31, 2018 CNY (¥)	Aug. 23, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loans to third parties	[1]			$ 41,733	$ 17,080
Loans and Leases Receivable, Allowance				257	1,031
Am Advertising And Its Subsidiaries Current Assets	[2]			26,160	23,550
Disposal Group, Including Discontinued Operation, Consideration						$ 324,183
Bad Debt Allowance Included in Other Prepaid Expense				2,543	461
Scenario, Forecast [Member]
Variable Interest Entity, Measure of Activity, Operating Income or Loss | ¥		¥ 152,000,000	¥ 152,000,000
Interest Expense, Debt | ¥		7,840,000	7,840,000
AM Advertising [Member]
Loans and Leases Receivable, Allowance				3,734	3,499
AM Advertising [Member] | Scenario, Forecast [Member]
Disposal Group, Including Discontinued Operation, Consideration | ¥		304,554,000	304,553,900
Proceeds from Sale of Cost Method Investments | ¥		¥ 56,714,000	¥ 56,713,900
Cost Method Investment,Sale of Ownership Percentage		20.32%	20.32%
AM Advertising [Member] | Scenario, Forecast [Member] | AirMedia Group Inc [Member]
Cost Method Investment,Sale of Ownership Percentage		20.00%
AM Advertising [Member] | Scenario, Forecast [Member] | Mr. Man Guo [Member]
Cost Method Investment,Sale of Ownership Percentage		0.32%
Maximum [Member] | AM Advertising [Member] | AirMedia Group Inc [Member]
Cost Method Investment,Sale of Ownership Percentage		20.00%
Maximum [Member] | AM Advertising [Member] | Mr. Man Guo [Member]
Cost Method Investment,Sale of Ownership Percentage		0.32%
Third Parties Loan [Member]
Loans to third parties				41,733	17,080
Loans and Leases Receivable, Allowance				$ 40,748	$ 864
Third Parties Loan [Member] | Minimum [Member]
Debt instrument interest rate				4.35%	4.35%
Third Parties Loan [Member] | Maximum [Member]
Debt instrument interest rate				8.00%	8.00%
Shareholder Loan [Member] | Scenario, Forecast [Member]
Debt Instrument, Face Amount | ¥		¥ 88,000,000	¥ 88,000,000

[1]	These third parties provide outdoor advertising services to their customers. Loans to third parties are in order to secure them to provide advertising services at prime locations to the Group. For the years ended December 31, 2016 and 2017, the Group entered into various loan agreements with third parties amounting with aggregated amount of $17,080 and $41,733, respectively with the terms of one year. The interest rates were from 4.35% to 8% without any assets pledged for the years ended December 31, 2016 and 2017, respectively. As of December 31, 2017, the management conducted a review on the outstanding loans, and the review discovered that market conditions under which the third parties competed deteriorated unexpectedly in 2017, which imposed adverse constraints on their ability to repay the loans. As of December 31, 2016 and 2017, the bad debt allowance for loan to third parties amounted to $864 and $40,748 respectively.
[2]	On March 29, 2018 and August 23, 2018, we entered into a MoU and its supplemental agreement respectively, with, among others, Longde Wenchuang and Beijing Cultural Center Construction and Development Fund (Limited Partnership), under which, among other things, Linghang Shengshi and Mr. Guo have agreed to pay or make available to AM Advertising on or prior to May 30, 2018 and furhter extended to September 30, 2018 an aggregate of RMB304,553,900 which was to be discounted by the following amounts (i) the RMB152,000,000 profits attributable to Linghang Shengshi, Mr. Guo and Mr. Xu for the first nine months of 2015, based on a third-party pro forma audit report on the Target Business; (ii) the shareholder loan of RMB88,000,000 in principal balance and RMB7,840,000 in interests; and (iii) the payment of RMB56,713,900 in cash after the sale of the 20.32% equity interests in AM Advertising, which consisted of 20% equity interests hold by the Group and 0.32% equity interests hold by Mr. Man Guo, and following the completion of the foregoing arrangements, our obligations with respect to the profit target for 2015, the earnout provision for the first nine months of 2015 and the shareholder loans between AM Advertising and AirMeia Shengshi shall be deem completed. According to the aforesaid MoU, after Linghang Shengshi, Mr. Guo and Mr. Xu transfer all the equity interest of AM Advertising, they will cease to be shareholders of AM Advertising and will not be able to continuously assume the obligations in connection with the profit commitment and earnout provision as a matter of fact. However, we cannot assure you that the Buyers will not bring up any claim with respect to the above arrangements and if there is any dispute or legal proceedings initiated, our business and financial position may be adversely affected. Receivable from AM Advertising and its subsidiaries balance amounted to $19,021 and $26,160 as of December 31, 2016 and 2017. As of December 31, 2016 and 2017, $3,499 and $3,734 of bad debt allowance was made for the receivable balance, respectively. The balance $26,160 as of December 31, 2017 will be deem settled if the MoU is effective.